MAI Managed Volatility Fund
MAI Managed Volatility Fund – Investor Class and Institutional Class
+ Investment Objective
The objective of the MAI Managed Volatility Fund (the "Fund") is income and long term capital appreciation.
+ Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MAI Managed Volatility Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MAI Managed Volatility Fund		Investor Class	Institutional Class
Management Fees		0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		4.53%	0.38%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses	[1]	5.55%	1.15%
Fee Waiver and/or Expense Reimbursement	[2]	(4.29%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.26%	1.01%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses ("AFFE").
[2]	MAI Capital Management, LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, dividends on short sales, acquired fund fees and expenses, brokerage commissions, and extraordinary expenses) of Investor Class and Institutional Class to 1.24% and 0.99%, respectively, through January 1, 2020 (the "Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap through the time periods described below. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example - MAI Managed Volatility Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	128	1,274	2,407	5,184
Institutional Class	103	352	620	1,386

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

+ Principal Investment Strategies

The Fund will seek to achieve its investment objective principally by (1) investing in a diversified portfolio of equity securities which MAI Capital Management, LLC (the "Adviser") believes will pay above-average, sustainable dividends, and (2) selling fully collateralized options. The Fund's equity portfolio is designed to appreciate for long-term capital gains, and the Fund's option overlay strategy is designed to generate gains, which are largely short-term capital gains. This strategy generally requires the Fund to hold a substantial amount of its assets in cash or cash equivalents, which may include U.S. Treasury securities, shares of money market funds and/or other short-term cash investments, which may pay interest that will contribute to Fund performance. The Fund may invest in fixed-income securities, which primarily will be investment grade, meaning that they are rated by a nationally recognized statistical rating organization (for example, Moody's Investors Service or Standard & Poor's) as Baa or BBB (or the equivalent) or better or determined by the Adviser to be of comparable quality.

Under normal market conditions, the Fund's investments in domestic equity securities are primarily in companies with large- and mid-sized market capitalizations. The Adviser defines (1) companies with large market capitalizations as those companies with market capitalizations of $10 billion and over and (2) companies with mid-sized market capitalizations as those companies with market capitalizations of at least $2 billion but not more than $10 billion. Such domestic equity securities include common stock and sponsored and unsponsored American Depositary Receipts ("ADRs"). The Fund may also invest in domestic equity securities of companies with small market capitalizations (defined by the Adviser as those companies with market capitalizations of less than $2 billion).

The Adviser's focus on large- and mid-cap total return-oriented stocks and a target equity weighting of 45-55% of total assets under normal circumstances may limit the Fund's ability to fully participate in sharply rising stock markets. However, these factors, as well as the option premium generated by selling options, are intended to provide significant downside protection in falling markets. When price change, dividends and interest income are coupled with the premium generated from the option writing activity, the Adviser believes the Fund can pursue its objective with less downside deviation than traditional equity investment strategies by, in effect, managing volatility.

The Fund may use cash-secured index options to achieve the desired market exposure and address volatility under changing market conditions. The Fund may write put or call options on exchange-traded funds ("ETFs") that seek to track the performance of an underlying index. In addition, the Fund may buy call options, or sell put options seeking to initiate positions and buy put index options that are designed to create a hedge for the Fund's portfolio.

The Adviser uses a total return approach to select the Fund's investments. The Adviser's investment process consists of conducting proprietary fundamental research, analyzing company filings, communicating with company management and industry analysts and reviewing third-party research. Once an investment is made, the holding is continuously monitored to ensure that the initial rationale for investment remains. If it is determined that the initial reason for investment is no longer valid, the security's price exceeds its target, or if other investments with a better risk-return profile become available, the Adviser may sell the holding.

+ Principal Investment Risks

The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets, and higher levels of Fund redemptions, which could have a negative impact on the Fund. Trade barriers and other protectionist trade policies (including those in the U.S.) may also have a negative impact on the Fund.

Equity Risk. Equity holdings, which include common stocks and sponsored and unsponsored ADRs, may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Large Capitalization Company Risk. The Fund's investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Selling Call Options Risk. As a result of selling covered call options, the Fund may be required to deliver a portfolio security to the owner of the call option. Under such circumstance, the Fund would not participate in additional increases in the stock price. In addition, selling options generates gains, which are largely short-term capital gains that are distributed to shareholders as dividends or lower the cost basis of the Fund's portfolio.

Selling Put Options Risk. The Fund may sell put options and may be required to buy the underlying security at the exercise price. When this occurs, the Fund will incur a loss equal to the difference between the exercise price less the premium received from the sale of the option and the security's current market value. The Fund may be volatile and lose money if it is required to close out an options position at a disadvantageous time. In addition, selling options generates gains, which are largely short-term capital gains and distributed to shareholders as dividends or lower the cost basis of the Fund's portfolio.

Information Technology Sector Risk. The Fund currently invests a portion of its assets in the information technology sector, and therefore the Fund's performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

Cash and Cash Equivalents Holdings Risk. To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund's performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

High Portfolio Turnover Risk. The Fund's strategy may result in high portfolio turnover rates, which may increase the Fund's brokerage commission costs and negatively impact the Fund's performance. Such portfolio turnover also may generate net short-term capital gains.

Management Risk. The Fund is actively managed and its performance will reflect the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objective.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer's credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest. Given that interest rates are near historic lows, risks associated with rising rates are heightened.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when U.S. markets are not open for trading. Unsponsored ADRs may involve additional risks, and their prices may be more volatile than the prices of sponsored ADRs.

Small and Mid-Sized Capitalization Company Risk. Investments in small and mid-sized capitalization companies may be less liquid, and the prices of such securities may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Hedging Risk. Hedging against a decline in the value of a Fund position does not eliminate fluctuations in the values of those Fund positions or prevent losses if the values of those positions decline. Such hedging transactions also limit the opportunity for gain if the value of the Fund position should increase. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund's return, or create a loss.

Exchange-Traded Funds Risk. An ETF is subject to the risk that the market price of the ETF's shares may trade at a discount to its NAV or an active trading market for its shares may not develop or be maintained. Additionally, an index ETF may not replicate the performance of a benchmark index it seeks to track. ETFs have management and other fees, which the Fund would have to pay as an investor in an ETF.

+ Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Investor Class from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Because the Investor Class has higher expenses than the Institutional Class, the performance of the Investor Class would be lower than the performance that the Institutional Class realized for the same period. Updated performance information is available at www.maifunds.com or by calling (877) 414-7884 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Annual Returns as of December 31 Investor Shares

During the period shown, the highest return for a quarter was 8.32% for the quarter ended December 31, 2011, and the lowest return was -6.40% for the quarter ended September 30, 2011.

The calendar year-to-date total return as of September 30, 2018 was 5.46%.

Average Annual Total Returns (For the periods ended December 31, 2017)
Average Annual Total Returns - MAI Managed Volatility Fund	1 Year	5 Years	Since Inception [1]	Inception Date
Investor Class	8.39%	5.55%	5.64%	Dec. 02, 2010
Investor Class | After Taxes on Distributions	7.81%	4.09%	4.27%
Investor Class | After Taxes on Distributions and Sales	4.92%	3.69%	3.88%
Institutional Class	8.65%	5.79%	5.99%	Sep. 23, 2010
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	15.05%
[1]	Institutional Class commenced operations on September 23, 2010. Index performance is calculated as beginning on September 23, 2010.

S&P 500® Index is a broad-based, unmanaged measure of changes in stock market conditions based on the average performance of stocks of 500 large U.S. companies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Fund's Investor Class and after-tax returns for other share classes will vary.